J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Global Select Equity ETF

( the “Fund”)

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated June 30, 2026

to the current Summary Prospectus, Prospectus and Statement of Additional Information as supplemented

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Helge Skibeli	2023	Managing Director
Christian Pecher	2023	Managing Director
Sam Witherow	2026	Managing Director
Craig Morgan	2026	Executive Director

In addition, the “The Fund’s Management and Administration — The Portfolio Managers” section of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

The portfolio management team is comprised of Helge Skibeli, Christian Pecher, Sam Witherow and Craig Morgan. Mr. Pecher, Managing Director and CFA Charterholder, is a portfolio manager within the J.P. Morgan Asset Management International Equity Group, based in London. An employee since 1998, Mr. Pecher was previously Head of Developed Asia Research, and before that, a research analyst in the European Equity Research team with responsibility for the utilities sector. Mr. Morgan, Executive Director and CFA Charterholder, is a portfolio manager within the J.P. Morgan Asset Management International Equity Group, based in London. An employee since 2013, Mr. Morgan was previously an implementation specialist. Information about Mr. Skibeli and Mr. Witherow is discussed earlier in this section.

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information with respect to the Fund is hereby deleted in its entirety and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Global Select Equity ETF
Helge Skibeli	14	2,859,359	30	47,535,913	52	23,704,711
Christian Pecher	11	1,663,024	16	16,379,830	38	15,672,747
Sam Witherow*	3	1,270,262	13	32,376,661	11	10,258,196
Craig Morgan*	7	1,214,158	10	1,437,249	38	16,596,543

*	As of 5/31/26.

SUP-GAL-PM-626

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Global Select Equity ETF
Helge Skibeli	0	0	0	0	7	6,417,044
Christian Pecher	0	0	0	0	7	6,417,044
Sam Witherow*	0	0	0	0	0	0
Craig Morgan*	0	0	0	0	7	7,106,048

*	As of 5/31/26.

In addition, effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the Statement of Additional Information with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Global Select Equity ETF
Helge Skibeli	X
Christian Pecher	X
Sam Witherow*	X
Craig Morgan*(1)	X

*	As of 5/31/26.
(1)

As of 5/31/26 the portfolio manager beneficially owned shares of a fund for which he or she serves as a portfolio manager that has an investment strategy that is the same as or substantially similar to that of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE